Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par or stated value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	950,000,000	950,000,000
Common stock, shares, issued	84,610,114	65,772,001
Common stock, shares, outstanding	84,610,114	65,772,001